FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of Separate Account VA 2LNY of Transamerica Financial
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA 2LNY of Transamerica Financial (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
BNY Mellon Growth and Income Service Shares (1)	BNY Mellon Technology Growth Service Shares (1)
BNY Mellon MidCap Stock Initial Shares (1)	BNY Mellon VIF Appreciation Initial Shares (1)
BNY Mellon MidCap Stock Service Shares (1)	BNY Mellon VIF Government Money Market (1)
BNY Mellon Small Cap Initial Shares (1)	BNY Mellon VIF Growth and Income Initial Shares (1)
BNY Mellon Small Cap Service Shares (1)	TA Aegon Core Bond Service Class (1)
BNY Mellon Stock Index Initial Shares (1)	TA Aegon Sustainable Equity Income Initial Class (1)
BNY Mellon Stock Index Service Shares (1)	TA WMC US Growth Initial Class (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA WMC US Growth Service Class (1)
BNY Mellon Technology Growth Initial Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Growth and Income Service Shares	16,216.129	$492,094	$647,510	$(2)	$647,508	13,185	$4.914142	$164.023805
BNY Mellon MidCap Stock Initial Shares	92,451.611	1,701,729	1,880,466	(7)	1,880,459	45,936	2.497997	52.039574
BNY Mellon MidCap Stock Service Shares	13,633.109	250,428	275,389	2	275,391	13,873	4.010290	48.634631
BNY Mellon Small Cap Initial Shares	166,633.641	7,497,145	7,998,415	(7)	7,998,408	197,342	1.817815	225.437183
BNY Mellon Small Cap Service Shares	1,191.005	48,585	53,262	-	53,262	15,446	2.437766	211.498273
BNY Mellon Stock Index Initial Shares	233,779.063	13,369,596	20,373,845	(3)	20,373,842	99,012	4.075978	259.797409
BNY Mellon Stock Index Service Shares	30,746.205	1,827,188	2,687,833	(19)	2,687,814	11,849	5.882820	243.848817
BNY Mellon Sustainable U.S. Equity Initial Shares	85,196.349	3,293,803	4,983,986	(64)	4,983,922	33,996	4.284233	149.054736
BNY Mellon Technology Growth Initial Shares	492,929.943	9,895,465	10,957,833	10	10,957,843	309,095	6.593709	57.768407
BNY Mellon Technology Growth Service Shares	63,324.512	1,054,724	1,107,546	7	1,107,553	27,644	5.975414	53.301068
BNY Mellon VIF Appreciation Initial Shares	497,440.452	17,151,318	16,748,820	3	16,748,823	605,651	3.276840	176.598581
BNY Mellon VIF Government Money Market	9,106,742.359	9,106,742	9,106,742	(101)	9,106,641	6,977,462	0.798392	1.373999
BNY Mellon VIF Growth and Income Initial Shares	351,292.469	10,744,902	13,974,414	22	13,974,436	188,252	4.127800	176.986950
TA Aegon Core Bond Service Class	68,811.850	897,615	824,366	6	824,372	809,901	0.929900	1.030646
TA Aegon Sustainable Equity Income Initial Class	26,969.861	540,567	611,137	(12)	611,125	419,898	1.330414	1.473081
TA WMC US Growth Initial Class	38,979.069	1,373,709	1,631,664	20	1,631,684	18,372	6.111316	89.624738
TA WMC US Growth Service Class	30,192.082	1,028,102	1,172,359	(27)	1,172,332	356,684	3.000732	3.325582

 See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BNY Mellon Growth and Income Service Shares	$647,508	$-	$647,508
BNY Mellon MidCap Stock Initial Shares	1,846,821	33,638	1,880,459
BNY Mellon MidCap Stock Service Shares	271,620	3,771	275,391
BNY Mellon Small Cap Initial Shares	7,462,973	535,435	7,998,408
BNY Mellon Small Cap Service Shares	53,262	-	53,262
BNY Mellon Stock Index Initial Shares	19,650,973	722,869	20,373,842
BNY Mellon Stock Index Service Shares	2,539,298	148,516	2,687,814
BNY Mellon Sustainable U.S. Equity Initial Shares	4,819,276	164,646	4,983,922
BNY Mellon Technology Growth Initial Shares	10,048,679	909,164	10,957,843
BNY Mellon Technology Growth Service Shares	1,107,553	-	1,107,553
BNY Mellon VIF Appreciation Initial Shares	14,912,632	1,836,191	16,748,823
BNY Mellon VIF Government Money Market	7,904,530	1,202,111	9,106,641
BNY Mellon VIF Growth and Income Initial Shares	13,312,990	661,446	13,974,436
TA Aegon Core Bond Service Class	812,818	11,554	824,372
TA Aegon Sustainable Equity Income Initial Class	597,759	13,366	611,125
TA WMC US Growth Initial Class	1,630,595	1,089	1,631,684
TA WMC US Growth Service Class	1,071,067	101,265	1,172,332

 See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Growth and Income Service Shares	BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Service Shares	BNY Mellon Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 496,406	$ 2,067,365	$ 327,496	$ 8,313,562

Investment Income:
Reinvested Dividends	1,590	17,524	2,063	56,718
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,711	28,448	4,600	115,247
Net Investment Income (Loss)	(6,121)	(10,924)	(2,537)	(58,529)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,369	29,973	4,888	-
Realized Gain (Loss) on Investments	3,030	3,107	400	98,654
Net Realized Capital Gains (Losses) on Investments	30,399	33,080	5,288	98,654
Net Change in Unrealized Appreciation (Depreciation)	77,575	195,499	31,018	228,200
Net Gain (Loss) on Investment	107,974	228,579	36,306	326,854

Net Increase (Decrease) in Net Assets Resulting from Operations	101,853	217,655	33,769	268,325

Increase (Decrease) in Net Assets from Contract Transactions	(9,812)	(367,254)	(45,297)	(339,494)

Total Increase (Decrease) in Net Assets	92,041	(149,599)	(11,528)	(71,169)

Net Assets as of December 31, 2024:	$ 588,447	$ 1,917,766	$ 315,968	$ 8,242,393

Investment Income:
Reinvested Dividends	1,208	12,962	1,358	53,157
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,383	25,798	4,245	109,983
Net Investment Income (Loss)	(7,175)	(12,836)	(2,887)	(56,826)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,719	168,496	28,024	-
Realized Gain (Loss) on Investments	6,281	17,300	4,268	112,657
Net Realized Capital Gains (Losses) on Investments	54,000	185,796	32,292	112,657
Net Change in Unrealized Appreciation (Depreciation)	37,948	(23,508)	(4,679)	664,966
Net Gain (Loss) on Investment	91,948	162,288	27,613	777,623

Net Increase (Decrease) in Net Assets Resulting from Operations	84,773	149,452	24,726	720,797

Increase (Decrease) in Net Assets from Contract Transactions	(25,712)	(186,759)	(65,303)	(964,782)

Total Increase (Decrease) in Net Assets	59,061	(37,307)	(40,577)	(243,985)

Net Assets as of December 31, 2025:	$ 647,508	$ 1,880,459	$ 275,391	$ 7,998,408

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Small Cap Service Shares	BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Service Shares	BNY Mellon Sustainable U.S. Equity Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 175,264	$ 16,152,413	$ 2,624,146	$ 4,008,693

Investment Income:
Reinvested Dividends	536	209,214	22,943	23,687
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,537	250,921	35,731	62,619
Net Investment Income (Loss)	(1,001)	(41,707)	(12,788)	(38,932)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,109,670	158,959	28,198
Realized Gain (Loss) on Investments	(13,978)	993,182	255,721	48,809
Net Realized Capital Gains (Losses) on Investments	(13,978)	2,102,852	414,680	77,007
Net Change in Unrealized Appreciation (Depreciation)	15,629	1,595,995	121,416	867,425
Net Gain (Loss) on Investment	1,651	3,698,847	536,096	944,432

Net Increase (Decrease) in Net Assets Resulting from Operations	650	3,657,140	523,308	905,500

Increase (Decrease) in Net Assets from Contract Transactions	(95,107)	(877,575)	(509,162)	(187,479)

Total Increase (Decrease) in Net Assets	(94,457)	2,779,565	14,146	718,021

Net Assets as of December 31, 2024:	$ 80,807	$ 18,931,978	$ 2,638,292	$ 4,726,714

Investment Income:
Reinvested Dividends	229	199,046	20,366	12,345
Investment Expense:
Mortality and Expense Risk and Administrative Charges	757	268,140	36,806	66,903
Net Investment Income (Loss)	(528)	(69,094)	(16,440)	(54,558)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,077,246	147,723	394,464
Realized Gain (Loss) on Investments	1,336	1,200,723	183,421	130,211
Net Realized Capital Gains (Losses) on Investments	1,336	2,277,969	331,144	524,675
Net Change in Unrealized Appreciation (Depreciation)	5,336	718,820	79,569	183,632
Net Gain (Loss) on Investment	6,672	2,996,789	410,713	708,307

Net Increase (Decrease) in Net Assets Resulting from Operations	6,144	2,927,695	394,273	653,749

Increase (Decrease) in Net Assets from Contract Transactions	(33,689)	(1,485,831)	(344,751)	(396,541)

Total Increase (Decrease) in Net Assets	(27,545)	1,441,864	49,522	257,208

Net Assets as of December 31, 2025:	$ 53,262	$ 20,373,842	$ 2,687,814	$ 4,983,922

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Service Shares	BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Government Money Market
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,737,196	$ 936,429	$ 16,761,014	$ 9,202,653

Investment Income:
Reinvested Dividends	-	-	71,989	424,057
Investment Expense:
Mortality and Expense Risk and Administrative Charges	121,692	12,947	237,157	125,368
Net Investment Income (Loss)	(121,692)	(12,947)	(165,168)	298,689

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,237,703	-
Realized Gain (Loss) on Investments	284,721	84,242	(140,156)	-
Net Realized Capital Gains (Losses) on Investments	284,721	84,242	1,097,547	-
Net Change in Unrealized Appreciation (Depreciation)	1,662,514	131,885	892,042	-
Net Gain (Loss) on Investment	1,947,235	216,127	1,989,589	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,825,543	203,180	1,824,421	298,689

Increase (Decrease) in Net Assets from Contract Transactions	(348,085)	(193,830)	(1,574,941)	(688,993)

Total Increase (Decrease) in Net Assets	1,477,458	9,350	249,480	(390,304)

Net Assets as of December 31, 2024:	$ 9,214,654	$ 945,779	$ 17,010,494	$ 8,812,349

Investment Income:
Reinvested Dividends	-	-	61,131	339,055
Investment Expense:
Mortality and Expense Risk and Administrative Charges	136,776	14,143	229,374	120,324
Net Investment Income (Loss)	(136,776)	(14,143)	(168,243)	218,731

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,377,391	500,764	2,550,506	-
Realized Gain (Loss) on Investments	131,179	(28,369)	(322,230)	-
Net Realized Capital Gains (Losses) on Investments	4,508,570	472,395	2,228,276	-
Net Change in Unrealized Appreciation (Depreciation)	(2,001,651)	(213,885)	(692,561)	-
Net Gain (Loss) on Investment	2,506,919	258,510	1,535,715	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,370,143	244,367	1,367,472	218,731

Increase (Decrease) in Net Assets from Contract Transactions	(626,954)	(82,593)	(1,629,143)	75,561

Total Increase (Decrease) in Net Assets	1,743,189	161,774	(261,671)	294,292

Net Assets as of December 31, 2025:	$ 10,957,843	$ 1,107,553	$ 16,748,823	$ 9,106,641

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon VIF Growth and Income Initial Shares	TA Aegon Core Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 11,789,128	$ 725,026	$ 566,180	$ 1,757,143

Investment Income:
Reinvested Dividends	67,953	39,727	12,484	216
Investment Expense:
Mortality and Expense Risk and Administrative Charges	176,048	11,268	8,349	26,548
Net Investment Income (Loss)	(108,095)	28,459	4,135	(26,332)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	634,112	-	-	175,980
Realized Gain (Loss) on Investments	338,750	(17,773)	(8,859)	105,634
Net Realized Capital Gains (Losses) on Investments	972,862	(17,773)	(8,859)	281,614
Net Change in Unrealized Appreciation (Depreciation)	1,518,834	(9,816)	88,748	202,059
Net Gain (Loss) on Investment	2,491,696	(27,589)	79,889	483,673

Net Increase (Decrease) in Net Assets Resulting from Operations	2,383,601	870	84,024	457,341

Increase (Decrease) in Net Assets from Contract Transactions	(990,731)	77,116	(46,399)	(400,242)

Total Increase (Decrease) in Net Assets	1,392,870	77,986	37,625	57,099

Net Assets as of December 31, 2024:	$ 13,181,998	$ 803,012	$ 603,805	$ 1,814,242

Investment Income:
Reinvested Dividends	60,122	17,634	10,559	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	183,614	11,375	8,496	22,898
Net Investment Income (Loss)	(123,492)	6,259	2,063	(22,898)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,064,700	-	6,031	261,566
Realized Gain (Loss) on Investments	245,027	(5,740)	(583)	9,560
Net Realized Capital Gains (Losses) on Investments	1,309,727	(5,740)	5,448	271,126
Net Change in Unrealized Appreciation (Depreciation)	708,200	41,419	49,799	1,046
Net Gain (Loss) on Investment	2,017,927	35,679	55,247	272,172

Net Increase (Decrease) in Net Assets Resulting from Operations	1,894,435	41,938	57,310	249,274

Increase (Decrease) in Net Assets from Contract Transactions	(1,101,997)	(20,578)	(49,990)	(431,832)

Total Increase (Decrease) in Net Assets	792,438	21,360	7,320	(182,558)

Net Assets as of December 31, 2025:	$ 13,974,436	$ 824,372	$ 611,125	$ 1,631,684

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

TA WMC US Growth Service Class
Subaccount

Net Assets as of December 31, 2023:	$ 1,249,327

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,196
Net Investment Income (Loss)	(17,196)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,559
Realized Gain (Loss) on Investments	149,910
Net Realized Capital Gains (Losses) on Investments	268,469
Net Change in Unrealized Appreciation (Depreciation)	48,766
Net Gain (Loss) on Investment	317,235

Net Increase (Decrease) in Net Assets Resulting from Operations	300,039

Increase (Decrease) in Net Assets from Contract Transactions	(473,419)

Total Increase (Decrease) in Net Assets	(173,380)

Net Assets as of December 31, 2024:	$ 1,075,947

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,096
Net Investment Income (Loss)	(15,096)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	188,668
Realized Gain (Loss) on Investments	17,613
Net Realized Capital Gains (Losses) on Investments	206,281
Net Change in Unrealized Appreciation (Depreciation)	(26,057)
Net Gain (Loss) on Investment	180,224

Net Increase (Decrease) in Net Assets Resulting from Operations	165,128

Increase (Decrease) in Net Assets from Contract Transactions	(68,743)

Total Increase (Decrease) in Net Assets	96,385

Net Assets as of December 31, 2025:	$ 1,172,332

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA 2LNY of Transamerica Financial (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Fund:	BNY Mellon Fund:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Small Cap Initial Shares	BNY Mellon Small Cap Portfolio Initial Shares
BNY Mellon Small Cap Service Shares	BNY Mellon Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
BNY Mellon Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
BNY Mellon Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Service Shares

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Growth and Income Service Shares	$49,642	$34,810
BNY Mellon MidCap Stock Initial Shares	201,575	232,673
BNY Mellon MidCap Stock Service Shares	29,467	69,633
BNY Mellon Small Cap Initial Shares	248,017	1,269,624
BNY Mellon Small Cap Service Shares	230	34,448
BNY Mellon Stock Index Initial Shares	1,864,304	2,341,981
BNY Mellon Stock Index Service Shares	179,563	393,025
BNY Mellon Sustainable U.S. Equity Initial Shares	593,755	650,367
BNY Mellon Technology Growth Initial Shares	4,650,282	1,036,675
BNY Mellon Technology Growth Service Shares	501,900	97,874
BNY Mellon VIF Appreciation Initial Shares	2,919,394	2,166,274
BNY Mellon VIF Government Money Market	1,653,800	1,359,463
BNY Mellon VIF Growth and Income Initial Shares	1,225,536	1,386,329
TA Aegon Core Bond Service Class	21,372	35,689
TA Aegon Sustainable Equity Income Initial Class	16,639	58,531
TA WMC US Growth Initial Class	324,654	517,821
TA WMC US Growth Service Class	191,837	87,005

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	5	(181)	(176)	3	(78)	(75)
BNY Mellon MidCap Stock Initial Shares	675	(7,301)	(6,626)	8,272	(9,490)	(1,218)
BNY Mellon MidCap Stock Service Shares	23	(1,522)	(1,499)	73	(1,202)	(1,129)
BNY Mellon Small Cap Initial Shares	40,558	(37,957)	2,601	34,329	(34,129)	200
BNY Mellon Small Cap Service Shares	-	(165)	(165)	92	(606)	(514)
BNY Mellon Stock Index Initial Shares	9,874	(16,353)	(6,479)	16,334	(10,155)	6,179
BNY Mellon Stock Index Service Shares	79	(1,697)	(1,618)	155	(2,995)	(2,840)
BNY Mellon Sustainable U.S. Equity Initial Shares	1,567	(4,447)	(2,880)	101	(1,739)	(1,638)
BNY Mellon Technology Growth Initial Shares	52,668	(32,861)	19,807	32,435	(29,290)	3,145
BNY Mellon Technology Growth Service Shares	30	(1,627)	(1,597)	-	(5,018)	(5,018)
BNY Mellon VIF Appreciation Initial Shares	62,246	(133,813)	(71,567)	115,784	(101,082)	14,702
BNY Mellon VIF Government Money Market	1,065,120	(1,026,015)	39,105	498,853	(989,078)	(490,225)
BNY Mellon VIF Growth and Income Initial Shares	14,747	(37,267)	(22,520)	54,389	(25,864)	28,525
TA Aegon Core Bond Service Class	4,045	(24,512)	(20,467)	179,466	(97,111)	82,355
TA Aegon Sustainable Equity Income Initial Class	40	(35,271)	(35,231)	3,131	(40,065)	(36,934)
TA WMC US Growth Initial Class	968	(6,298)	(5,330)	32	(5,488)	(5,456)
TA WMC US Growth Service Class	1,239	(23,754)	(22,515)	2,509	(182,215)	(179,706)

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	$738	$(26,450)	$(25,712)	$486	$(10,298)	$(9,812)
BNY Mellon MidCap Stock Initial Shares	22,128	(208,887)	(186,759)	36,682	(403,936)	(367,254)
BNY Mellon MidCap Stock Service Shares	86	(65,389)	(65,303)	275	(45,572)	(45,297)
BNY Mellon Small Cap Initial Shares	199,219	(1,164,001)	(964,782)	231,516	(571,010)	(339,494)
BNY Mellon Small Cap Service Shares	6	(33,695)	(33,689)	16,440	(111,547)	(95,107)
BNY Mellon Stock Index Initial Shares	593,201	(2,079,032)	(1,485,831)	580,708	(1,458,283)	(877,575)
BNY Mellon Stock Index Service Shares	11,696	(356,447)	(344,751)	16,993	(526,155)	(509,162)
BNY Mellon Sustainable U.S. Equity Initial Shares	187,593	(584,134)	(396,541)	12,369	(199,848)	(187,479)
BNY Mellon Technology Growth Initial Shares	274,126	(901,080)	(626,954)	184,892	(532,977)	(348,085)
BNY Mellon Technology Growth Service Shares	1,168	(83,761)	(82,593)	-	(193,830)	(193,830)
BNY Mellon VIF Appreciation Initial Shares	316,948	(1,946,091)	(1,629,143)	539,530	(2,114,471)	(1,574,941)
BNY Mellon VIF Government Money Market	1,324,628	(1,249,067)	75,561	532,810	(1,221,803)	(688,993)
BNY Mellon VIF Growth and Income Initial Shares	102,954	(1,204,951)	(1,101,997)	364,754	(1,355,485)	(990,731)
TA Aegon Core Bond Service Class	3,941	(24,519)	(20,578)	170,400	(93,284)	77,116
TA Aegon Sustainable Equity Income Initial Class	52	(50,042)	(49,990)	3,924	(50,323)	(46,399)
TA WMC US Growth Initial Class	63,143	(494,975)	(431,832)	158	(400,400)	(400,242)
TA WMC US Growth Service Class	3,218	(71,961)	(68,743)	6,709	(480,128)	(473,419)

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2025	13,185	$4.91	to	$5.69	$ 647,508	0.20%	1.25%	to	2.50%	15.10%	to	13.69%
12/31/2024	13,361	4.27	to	5.00	588,447	0.29	1.25	to	2.50	20.89	to	19.41
12/31/2023	13,436	3.53	to	4.19	496,406	0.41	1.25	to	2.50	24.80	to	23.29
12/31/2022	13,460	2.83	to	3.40	400,587	0.51	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	14,988	3.37	to	4.10	651,057	0.22	1.25	to	2.50	23.77	to	22.26
BNY Mellon MidCap Stock Initial Shares
12/31/2025	45,936	52.04	to	2.50	1,880,459	0.70	1.25	to	2.50	8.71	to	7.38
12/31/2024	52,562	47.87	to	2.33	1,917,766	0.86	1.25	to	2.50	11.22	to	9.85
12/31/2023	53,780	43.04	to	2.12	2,067,365	0.79	1.25	to	2.50	16.86	to	15.43
12/31/2022	58,164	36.83	to	1.83	1,907,460	0.72	1.25	to	2.50	(15.14)	to	(16.17)
12/31/2021	62,954	43.40	to	2.19	2,389,656	0.62	1.25	to	2.50	24.33	to	22.81
BNY Mellon MidCap Stock Service Shares
12/31/2025	13,873	4.30	to	4.01	275,391	0.45	1.25	to	2.50	8.46	to	7.14
12/31/2024	15,372	3.97	to	3.74	315,968	0.63	1.25	to	2.50	10.94	to	9.58
12/31/2023	16,501	3.57	to	3.42	327,496	0.54	1.25	to	2.50	16.53	to	15.12
12/31/2022	17,558	3.07	to	2.97	313,779	0.49	1.25	to	2.50	(15.34)	to	(16.37)
12/31/2021	20,377	3.62	to	3.55	479,319	0.43	1.25	to	2.50	24.01	to	22.50
BNY Mellon Small Cap Initial Shares
12/31/2025	197,342	3.15	to	1.82	7,998,408	0.67	1.25	to	2.50	9.62	to	8.28
12/31/2024	194,741	2.88	to	1.68	8,242,393	0.68	1.25	to	2.50	3.32	to	2.05
12/31/2023	194,541	2.79	to	1.65	8,313,562	0.34	1.25	to	2.50	7.94	to	6.62
12/31/2022	195,736	2.58	to	1.54	8,413,435	-	1.25	to	2.50	(17.65)	to	(18.65)
12/31/2021	231,021	3.13	to	1.90	11,205,135	0.11	1.25	to	2.50	15.02	to	13.62
BNY Mellon Small Cap Service Shares
12/31/2025	15,446	3.38	to	2.54	53,262	0.43	1.25	to	2.50	9.33	to	8.00
12/31/2024	15,611	3.09	to	2.35	80,807	0.50	1.25	to	2.50	3.07	to	1.80
12/31/2023	16,125	3.00	to	2.31	175,264	0.09	1.25	to	2.50	7.67	to	6.36
12/31/2022	16,210	2.78	to	2.17	178,001	-	1.25	to	2.50	(17.86)	to	(18.86)
12/31/2021	16,196	3.39	to	2.68	213,448	-	1.25	to	2.50	14.73	to	13.33
BNY Mellon Stock Index Initial Shares
12/31/2025	99,012	30.70	to	4.08	20,373,842	1.03	1.25	to	2.50	16.08	to	14.67
12/31/2024	105,491	26.44	to	3.55	18,931,978	1.16	1.25	to	2.50	23.11	to	21.61
12/31/2023	99,312	21.48	to	2.92	16,152,413	1.42	1.25	to	2.50	24.38	to	22.87
12/31/2022	105,568	17.27	to	2.38	14,212,646	1.31	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	118,866	21.41	to	2.99	19,872,910	1.14	1.25	to	2.50	26.83	to	25.28
BNY Mellon Stock Index Service Shares
12/31/2025	11,849	6.52	to	5.88	2,687,814	0.77	1.25	to	2.50	15.79	to	14.38
12/31/2024	13,467	5.63	to	5.14	2,638,292	0.90	1.25	to	2.50	22.80	to	21.30
12/31/2023	16,307	4.58	to	4.24	2,624,146	1.16	1.25	to	2.50	24.06	to	22.55
12/31/2022	18,009	3.69	to	3.46	2,336,218	1.08	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	19,504	4.59	to	4.35	3,130,538	0.82	1.25	to	2.50	26.53	to	24.99
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2025	33,996	149.05	to	4.28	4,983,922	0.26	1.25	to	2.50	14.54	to	13.14
12/31/2024	36,876	130.13	to	3.79	4,726,714	0.53	1.25	to	2.50	23.34	to	21.83
12/31/2023	38,514	105.51	to	3.11	4,008,693	0.73	1.25	to	2.50	22.30	to	20.81
12/31/2022	39,969	86.27	to	2.57	3,406,771	0.53	1.25	to	2.50	(23.82)	to	(24.75)
12/31/2021	42,524	113.25	to	3.42	4,765,086	0.78	1.25	to	2.50	25.43	to	23.90

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BNY Mellon Technology Growth Initial Shares
12/31/2025	309,095	$57.77	to	$6.59	$ 10,957,843	-%	1.25%	to	2.50%	26.58%	to	25.04%
12/31/2024	289,288	45.64	to	5.27	9,214,654	-	1.25	to	2.50	24.18	to	22.66
12/31/2023	286,143	36.75	to	4.30	7,737,196	-	1.25	to	2.50	57.46	to	55.55
12/31/2022	237,091	23.34	to	2.76	5,161,261	-	1.25	to	2.50	(47.05)	to	(47.70)
12/31/2021	247,505	44.08	to	5.28	10,087,316	-	1.25	to	2.50	11.53	to	10.17
BNY Mellon Technology Growth Service Shares
12/31/2025	27,644	5.98	to	8.68	1,107,553	-	1.25	to	2.50	26.30	to	24.76
12/31/2024	29,241	4.73	to	6.96	945,779	-	1.25	to	2.50	23.83	to	22.31
12/31/2023	34,259	3.82	to	5.69	936,429	-	1.25	to	2.50	57.05	to	55.14
12/31/2022	35,879	2.43	to	3.67	632,491	-	1.25	to	2.50	(47.18)	to	(47.82)
12/31/2021	37,107	4.61	to	7.03	1,249,977	-	1.25	to	2.50	11.25	to	9.90
BNY Mellon VIF Appreciation Initial Shares
12/31/2025	605,651	176.60	to	3.28	16,748,823	0.37	1.25	to	2.50	8.71	to	7.39
12/31/2024	677,218	162.44	to	3.05	17,010,494	0.42	1.25	to	2.50	11.41	to	10.04
12/31/2023	662,516	145.81	to	2.77	16,761,014	0.71	1.25	to	2.50	19.48	to	18.03
12/31/2022	712,117	122.04	to	2.35	15,565,347	0.66	1.25	to	2.50	(19.07)	to	(20.06)
12/31/2021	378,813	150.80	to	2.94	21,583,564	0.44	1.25	to	2.50	25.56	to	24.03
BNY Mellon VIF Government Money Market
12/31/2025	6,977,462	1.05	to	0.80	9,106,641	3.86	1.25	to	2.50	2.65	to	1.40
12/31/2024	6,938,357	1.02	to	0.79	8,812,349	4.67	1.25	to	2.50	3.46	to	2.20
12/31/2023	7,428,582	0.99	to	0.77	9,202,653	4.50	1.25	to	2.50	3.31	to	2.05
12/31/2022	7,894,252	0.96	to	0.76	9,623,631	1.19	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	9,274,914	0.95	to	0.76	11,463,053	0.01	1.25	to	2.50	(1.22)	to	(2.43)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2025	188,252	176.99	to	4.13	13,974,436	0.45	1.25	to	2.50	15.39	to	13.99
12/31/2024	210,772	153.38	to	3.62	13,181,998	0.54	1.25	to	2.50	21.20	to	19.72
12/31/2023	182,247	126.55	to	3.02	11,789,128	0.65	1.25	to	2.50	25.13	to	23.61
12/31/2022	193,151	101.14	to	2.45	10,242,802	0.79	1.25	to	2.50	(15.87)	to	(16.89)
12/31/2021	216,689	120.21	to	2.94	13,118,800	0.47	1.25	to	2.50	24.08	to	22.57
TA Aegon Core Bond Service Class
12/31/2025	809,901	1.03	to	0.93	824,372	2.16	1.25	to	2.50	5.41	to	4.13
12/31/2024	830,368	0.98	to	0.89	803,012	4.93	1.25	to	2.50	(0.08)	to	(1.31)
12/31/2023	748,013	0.98	to	0.90	725,026	2.27	1.25	to	2.50	4.48	to	3.21
12/31/2022	785,745	0.94	to	0.88	730,013	2.38	1.25	to	2.50	(14.06)	to	(15.11)
12/31/2021	818,241	1.09	to	1.03	885,949	2.37	1.25	to	2.50	(2.49)	to	(3.67)
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	419,898	1.47	to	1.33	611,125	1.72	1.25	to	2.50	9.88	to	8.55
12/31/2024	455,129	1.34	to	1.23	603,805	2.08	1.25	to	2.50	15.48	to	14.06
12/31/2023	492,063	1.16	to	1.07	566,180	2.24	1.25	to	2.50	4.97	to	3.69
12/31/2022	573,066	1.11	to	1.04	629,068	2.18	1.25	to	2.50	(12.72)	to	(13.78)
12/31/2021	601,137	1.27	to	1.20	757,153	2.05	1.25	to	2.50	20.91	to	19.44
TA WMC US Growth Initial Class
12/31/2025	18,372	6.11	to	7.70	1,631,684	-	1.25	to	2.50	16.31	to	14.89
12/31/2024	23,702	5.25	to	6.70	1,814,242	0.01	1.25	to	2.50	27.39	to	25.83
12/31/2023	29,158	4.12	to	5.32	1,757,143	0.04	1.25	to	2.50	40.33	to	38.63
12/31/2022	39,525	2.94	to	3.84	1,702,050	-	1.25	to	2.50	(32.19)	to	(33.02)
12/31/2021	41,969	4.33	to	5.73	2,669,281	0.08	1.25	to	2.50	19.18	to	17.72

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA WMC US Growth Service Class
12/31/2025	356,684	3.33	to	3.00	1,172,332	-	1.25	to	2.50	16.02	to	14.61
12/31/2024	379,199	2.87	to	2.62	1,075,947	-	1.25	to	2.50	27.10	to	25.54
12/31/2023	558,905	2.26	to	2.09	1,249,327	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	617,312	1.61	to	1.51	987,211	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	659,722	2.38	to	2.26	1,562,106	-	1.25	to	2.50	18.89	to	17.44

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.   TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
Separate Account VA 2LNY of Transamerica Financial
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.